Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Relationship with Expedia, Inc.
We have commercial relationships with Expedia and many of its affiliated brands, including Brand Expedia, Hotels.com, Orbitz, Travelocity, Wotif and ebookers. These are oral arrangements or arrangements terminable at will or upon three to seven days’ prior notice by either party and on customary commercial terms that enable Expedia’s brands to advertise on our platform, and we receive payment for users we refer to them. We are also party to a letter agreement pursuant to which Expedia refers traffic to us when a particular hotel or region is unavailable on the applicable Expedia website. Related-party revenue from Expedia of €100.2 million, €194.2 million and €268.2 million for the years ended December 31, 2014, 2015 and 2016, respectively, primarily consists of click through fees and other advertising services provided to Expedia and its subsidiaries. These amounts are recorded at contract value, which we believe is a reasonable reflection of the value of the services provided. Related-party revenue represented 32%, 39% and 36%of our total revenue for the years ended December 31, 2014, 2015 and 2016, respectively.
Our operating expenses include a related-party shared services fee, of €1.5 million, €2.8 million and €4.2 million for the years ended December 31, 2014, 2015 and 2016, respectively. This shared service fee is comprised of allocations from Expedia for legal, tax, treasury, audit and corporate development costs and includes an allocation of employee compensation within these functions. These expenses were allocated based on a number of factors including headcount, estimated time spent and operating expenses which trivago considers reasonable estimates. These amounts may have been different had trivago operated as an unaffiliated entity.
The related party trade receivable balances with Expedia and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2015 and 2016 were €23.6 million and €16.5 million, respectively. The related party trade payable balance with Expedia and its subsidiaries reflected in our consolidated balance sheets as of December 31, 2015 was €7.1 million and immaterial as of December 31, 2016.
Guarantee
On September 5, 2014, we entered into an uncommitted credit facility with Bank of America Merrill Lynch International Ltd., one of the underwriters of our initial public offering, with a maximum principal amount of €10.0 million. Advances under this facility bear interest at a rate of LIBOR plus 1.0% per annum. This facility may be terminated at any time by the lender. Our obligations under this facility are guaranteed by Expedia. On December 19, 2014, we entered into an amendment to this facility pursuant to which the maximum principal amount was increased to €50.0 million. We utilized €20.0 million of our €50.0 million credit facility to fund capital requirements in 2015. During the year ended December 31, 2016, we utilized an additional €20.0 million under our credit facility and subsequently repaid a total of €40.0 million of this obligation.
On July 23, 2015, we entered into an agreement to design and build our new headquarters building in Düsseldorf, Germany. As part of that agreement, Expedia has guaranteed certain payments due by trivago under the contract which are expected to commence on May 31, 2017. The guarantee by Expedia ends upon receipt of a bank guarantee by trivago, but in any case not later than December 31, 2018.
Loan from Expedia
In 2014, Expedia issued a loan of €1.0 million to trivago in conjunction with trivago’s acquisition of Rheinfabrik in 2014. The loan was subsequently repaid by trivago during 2015. See Note 3 - Acquisitions.
Services agreement
On May 1, 2013, we entered into an Assets Purchase Agreement, pursuant to which Expedia purchased certain computer hardware and software from us, and a Data Hosting Services Agreement, pursuant to which Expedia provides us with certain data hosting services relating to all of the servers we use that are located within the United States. Either party may terminate the Data Hosting Services Agreement upon 30 days’ prior written notice. For each of the years ended December 31, 2014, 2015 and 2016, we paid Expedia €21 thousand annually for these data hosting services.
Services and support agreement
On September 1, 2016, we entered into a Services and Support Agreement, pursuant to which Expedia agreed to provide us with certain services in connection with localizing content on our websites, such as translation services. Either party may terminate the Services and Support Agreement upon 90 days’ prior notice. We have not incurred material expenses under this agreement.